INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Current
Advances from customers	$ 3,862,028	$ 3,335,740
Deferred Revenue		587,400
Deferred revenue and advances from customers	3,862,028	3,923,140
Non-current
Advances from customers		52,511
Deferred revenue	1,436,912	1,872,627
Deferred revenue and advances from customers	$ 1,436,912	$ 1,925,138